Financial Assets and Liabilities - Summary of Carrying Amounts, by Maturity, of Financial Instruments that are Expected to Have Exposure on Interest Rate Risk (Detail) ₱ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 PHP (₱)	Dec. 31, 2016 PHP (₱)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets | ₱	₱ 104,220	₱ 96,594
Fair Value [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets | ₱	13,363	10,916
U.S. Dollar Fixed Loans | ₱	₱ 149	₱ 227
Fixed interest rate [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	92.00%	92.00%	92.00%	92.00%
Floating interest rate [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	23.00%	28.00%	23.00%	28.00%
Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets | ₱	₱ 118,943	₱ 115,592
Interest rate risk [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans	173,136	185,663	$ 3,466	$ 3,730
Interest rate risk [Member] | Investment in debt securities and other long term investments [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets	100	348	2	7
Interest rate risk [Member] | Investment in debt securities and other long term investments [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets	150	352	3	7
Interest rate risk [Member] | Cash in bank [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets	1,465	850	29	17
Interest rate risk [Member] | Cash in bank [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets	4,468	3,652	89	73
Interest rate risk [Member] | Cash in bank [Member] | Other Currencies
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets	9	22		1
Interest rate risk [Member] | Temporary cash investments [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets	20,063	18,239	402	366
Interest rate risk [Member] | Temporary cash investments [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets	6,491	14,099	130	283
Interest rate risk [Member] | Short term investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets	33,820	40,300	677	809
Interest rate risk [Member] | Short term investments [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets	₱ 1,074	₱ 2,738	22	55
Interest rate risk [Member] | 2018 [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans			65	425
Interest rate risk [Member] | 2018 [Member] | Investment in debt securities and other long term investments [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets			2	3
Interest rate	3.50%	4.00%
Interest rate risk [Member] | 2018 [Member] | Investment in debt securities and other long term investments [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets				4
Interest rate risk [Member] | 2018 [Member] | Investment in debt securities and other long term investments [Member] | Philippine Peso [Member] | Bottom of Range [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		4.218%
Interest rate risk [Member] | 2018 [Member] | Investment in debt securities and other long term investments [Member] | Philippine Peso [Member] | Top of Range [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		4.25%
Interest rate risk [Member] | 2018 [Member] | Cash in bank [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets			29	17
Interest rate risk [Member] | 2018 [Member] | Cash in bank [Member] | U.S. Dollars [Member] | Bottom of Range [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.01%	0.01%
Interest rate risk [Member] | 2018 [Member] | Cash in bank [Member] | U.S. Dollars [Member] | Top of Range [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.25%	0.50%
Interest rate risk [Member] | 2018 [Member] | Cash in bank [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets			89	73
Interest rate risk [Member] | 2018 [Member] | Cash in bank [Member] | Philippine Peso [Member] | Bottom of Range [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.05%	0.001%
Interest rate risk [Member] | 2018 [Member] | Cash in bank [Member] | Philippine Peso [Member] | Top of Range [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	1.25%	1.625%
Interest rate risk [Member] | 2018 [Member] | Cash in bank [Member] | Other Currencies
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets				1
Interest rate risk [Member] | 2018 [Member] | Cash in bank [Member] | Other Currencies | Bottom of Range [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.10%	0.01%
Interest rate risk [Member] | 2018 [Member] | Cash in bank [Member] | Other Currencies | Top of Range [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.50%	0.50%
Interest rate risk [Member] | 2018 [Member] | Temporary cash investments [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets			402	366
Interest rate risk [Member] | 2018 [Member] | Temporary cash investments [Member] | U.S. Dollars [Member] | Bottom of Range [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.25%	0.25%
Interest rate risk [Member] | 2018 [Member] | Temporary cash investments [Member] | U.S. Dollars [Member] | Top of Range [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	2.10%	4.75%
Interest rate risk [Member] | 2018 [Member] | Temporary cash investments [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets			130	283
Interest rate risk [Member] | 2018 [Member] | Temporary cash investments [Member] | Philippine Peso [Member] | Bottom of Range [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.125%	0.125%
Interest rate risk [Member] | 2018 [Member] | Temporary cash investments [Member] | Philippine Peso [Member] | Top of Range [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	4.325%	5.00%
Interest rate risk [Member] | 2018 [Member] | Short term investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets			674	802
Interest rate risk [Member] | 2018 [Member] | Short term investments [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets			22	55
Interest rate risk [Member] | 2018 [Member] | Short term investments [Member] | U.S. Dollars [Member] | Bottom of Range [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	2.10%	1.65%
Interest rate risk [Member] | 2018 [Member] | Short term investments [Member] | U.S. Dollars [Member] | Top of Range [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		4.00%
Interest rate risk [Member] | 1-2 years [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans			639	544
Interest rate risk [Member] | 1-2 years [Member] | Investment in debt securities and other long term investments [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets				4
Interest rate risk [Member] | 1-2 years [Member] | Investment in debt securities and other long term investments [Member] | U.S. Dollars [Member] | Bottom of Range [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		3.50%
Interest rate risk [Member] | 1-2 years [Member] | Investment in debt securities and other long term investments [Member] | U.S. Dollars [Member] | Top of Range [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		4.00%
Interest rate risk [Member] | 1-2 years [Member] | Short term investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets				4
Interest rate risk [Member] | 2-3 years [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans			387	398
Interest rate risk [Member] | 2-3 years [Member] | Investment in debt securities and other long term investments [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets			3
Interest rate	4.8371%
Interest rate risk [Member] | 2-3 years [Member] | Short term investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets			3
Interest rate risk [Member] | 3-5 years [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans			760	822
Interest rate risk [Member] | 3-5 years [Member] | Investment in debt securities and other long term investments [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets				3
Interest rate		4.84%
Interest rate risk [Member] | 3-5 years [Member] | Short term investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets				3
Interest rate risk [Member] | Over 5 years [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans			1,615	1,541
Interest rate risk [Member] | Fair Value [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans	₱ 165,875	₱ 179,927	3,320	3,615
Interest rate risk [Member] | Fair Value [Member] | Investment in debt securities and other long term investments [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets	100	350	2	7
Interest rate risk [Member] | Fair Value [Member] | Investment in debt securities and other long term investments [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets	151	353	3	7
Interest rate risk [Member] | Fair Value [Member] | Cash in bank [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets	1,465	850	29	17
Interest rate risk [Member] | Fair Value [Member] | Cash in bank [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets	4,468	3,652	89	73
Interest rate risk [Member] | Fair Value [Member] | Cash in bank [Member] | Other Currencies
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets	9	22		1
Interest rate risk [Member] | Fair Value [Member] | Temporary cash investments [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets	20,063	18,239	402	366
Interest rate risk [Member] | Fair Value [Member] | Temporary cash investments [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets	6,491	14,099	130	283
Interest rate risk [Member] | Fair Value [Member] | Short term investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets	33,821	40,303	677	809
Interest rate risk [Member] | Fair Value [Member] | Short term investments [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets	1,074	2,738	22	55
Interest rate risk [Member] | Fixed interest rate [member] | Long Term Debt1 | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans	₱ 129,733	₱ 118,881	2,597	2,389
Interest rate risk [Member] | Fixed interest rate [member] | Long Term Debt1 | 2018 [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans				$ 153
Interest rate risk [Member] | Fixed interest rate [member] | Long Term Debt1 | 2018 [Member] | Philippine Peso [Member] | Bottom of Range [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		5.2854%		5.2854%
Interest rate risk [Member] | Fixed interest rate [member] | Long Term Debt1 | 2018 [Member] | Philippine Peso [Member] | Top of Range [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		5.5808%		5.5808%
Interest rate risk [Member] | Fixed interest rate [member] | Long Term Debt1 | 1-2 years [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans			$ 333	$ 59
Interest rate risk [Member] | Fixed interest rate [member] | Long Term Debt1 | 1-2 years [Member] | Philippine Peso [Member] | Bottom of Range [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	3.90%	3.90%	3.90%	3.90%
Interest rate risk [Member] | Fixed interest rate [member] | Long Term Debt1 | 1-2 years [Member] | Philippine Peso [Member] | Top of Range [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	6.4044%	6.26%	6.4044%	6.26%
Interest rate risk [Member] | Fixed interest rate [member] | Long Term Debt1 | 2-3 years [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans			$ 81	$ 287
Interest rate risk [Member] | Fixed interest rate [member] | Long Term Debt1 | 2-3 years [Member] | Philippine Peso [Member] | Bottom of Range [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	3.90%	3.90%	3.90%	3.90%
Interest rate risk [Member] | Fixed interest rate [member] | Long Term Debt1 | 2-3 years [Member] | Philippine Peso [Member] | Top of Range [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	6.4044%	6.26%	6.4044%	6.26%
Interest rate risk [Member] | Fixed interest rate [member] | Long Term Debt1 | 3-5 years [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans			$ 618	$ 405
Interest rate risk [Member] | Fixed interest rate [member] | Long Term Debt1 | 3-5 years [Member] | Philippine Peso [Member] | Bottom of Range [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	3.90%	3.90%	3.90%	3.90%
Interest rate risk [Member] | Fixed interest rate [member] | Long Term Debt1 | 3-5 years [Member] | Philippine Peso [Member] | Top of Range [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	6.4044%	6.26%	6.4044%	6.26%
Interest rate risk [Member] | Fixed interest rate [member] | Long Term Debt1 | Over 5 years [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans			$ 1,565	$ 1,485
Interest rate risk [Member] | Fixed interest rate [member] | Long Term Debt1 | Over 5 years [Member] | Philippine Peso [Member] | Bottom of Range [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	3.90%	3.90%	3.90%	3.90%
Interest rate risk [Member] | Fixed interest rate [member] | Long Term Debt1 | Over 5 years [Member] | Philippine Peso [Member] | Top of Range [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	6.4044%	6.26%	6.4044%	6.26%
Interest rate risk [Member] | Fixed interest rate [member] | Fair Value [Member] | Long Term Debt1 | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans	₱ 122,418	₱ 112,818	$ 2,450	$ 2,267
Interest rate risk [Member] | Floating interest rate [member] | Long Term Debt1 | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans	₱ 32,158	₱ 43,410	644	872
Interest Rates, description	—	—
Interest rate risk [Member] | Floating interest rate [member] | Long Term Debt1 | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans	₱ 8,195	₱ 8,280	164	166
Interest Rates, description	—	—
Interest rate risk [Member] | Floating interest rate [member] | Long Term Debt1 | 2018 [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans			60	39
Interest Rates, description	1.2000% to 1.6000% over LIBOR	0.3000% to 1.6000% over LIBOR
Interest rate risk [Member] | Floating interest rate [member] | Long Term Debt1 | 2018 [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest Rates, description	—	—
Interest rate risk [Member] | Floating interest rate [member] | Long Term Debt1 | 1-2 years [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans			266	440
Interest Rates, description	USLIBOR + 0.7900% to 1.4500%	0.7900% to 1.6000% over LIBOR
Interest rate risk [Member] | Floating interest rate [member] | Long Term Debt1 | 1-2 years [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans			3	3
Interest Rates, description	1.000% over PDST-R2	BSP overnight rate to 1.0000% over PDST-R2
Interest rate risk [Member] | Floating interest rate [member] | Long Term Debt1 | 2-3 years [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans			203	100
Interest Rates, description	USLIBOR + 0.7900% to 1.4500%	0.7900% to 1.4500% over LIBOR
Interest rate risk [Member] | Floating interest rate [member] | Long Term Debt1 | 2-3 years [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans			95	2
Interest Rates, description	1.000% over PDST-R2	BSP overnight rate to 1.0000% over PDST-R2
Interest rate risk [Member] | Floating interest rate [member] | Long Term Debt1 | 3-5 years [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans			65	241
Interest Rates, description	USLIBOR + 0.7900% to 1.4500%	0.7900% to 1.4500% over LIBOR
Interest rate risk [Member] | Floating interest rate [member] | Long Term Debt1 | 3-5 years [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans			66	161
Interest Rates, description	1.000% over PDST-R2	BSP overnight rate to 1.0000% over PDST-R2
Interest rate risk [Member] | Floating interest rate [member] | Long Term Debt1 | Over 5 years [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans			50	52
Interest Rates, description	USLIBOR + 1.0500%	0.7900% to 1.0500% over LIBOR
Interest rate risk [Member] | Floating interest rate [member] | Long Term Debt1 | Over 5 years [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest Rates, description	—	—
Interest rate risk [Member] | Floating interest rate [member] | Fair Value [Member] | Long Term Debt1 | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans	₱ 32,158	₱ 43,410	644	872
Interest Rates, description	—	—
Interest rate risk [Member] | Floating interest rate [member] | Fair Value [Member] | Long Term Debt1 | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans	₱ 8,195	₱ 8,280	164	166
Interest Rates, description	—	—
Interest rate risk [Member] | U S Dollar Notes | Fixed interest rate [member] | Long Term Debt1 | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans		₱ 11,366		$ 228
Interest rate risk [Member] | U S Dollar Notes | Fixed interest rate [member] | Long Term Debt1 | 2018 [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		8.35%		8.35%
U.S. Dollar Fixed Loans				$ 228
Interest rate risk [Member] | U S Dollar Notes | Fixed interest rate [member] | Fair Value [Member] | Long Term Debt1 | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans		₱ 11,606		233
Interest rate risk [Member] | US dollar fixed loans [Member] | Fixed interest rate [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans	₱ 3,050	₱ 3,726	$ 61	$ 75
Interest rate risk [Member] | US dollar fixed loans [Member] | Fixed interest rate [member] | Long Term Debt1 | 2018 [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	1.41%	1.90%	1.41%	1.90%
U.S. Dollar Fixed Loans			$ 5	$ 5
Interest rate risk [Member] | US dollar fixed loans [Member] | Fixed interest rate [member] | Long Term Debt1 | 1-2 years [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans			$ 37	$ 42
Interest rate risk [Member] | US dollar fixed loans [Member] | Fixed interest rate [member] | Long Term Debt1 | 1-2 years [Member] | Bottom of Range [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		1.41%		1.41%
Interest rate risk [Member] | US dollar fixed loans [Member] | Fixed interest rate [member] | Long Term Debt1 | 1-2 years [Member] | Top of Range [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		2.885%		2.885%
Interest rate risk [Member] | US dollar fixed loans [Member] | Fixed interest rate [member] | Long Term Debt1 | 2-3 years [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	2.885%		2.885%
U.S. Dollar Fixed Loans			$ 8	$ 9
Interest rate risk [Member] | US dollar fixed loans [Member] | Fixed interest rate [member] | Long Term Debt1 | 3-5 years [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	2.885%	2.885%	2.885%	2.885%
U.S. Dollar Fixed Loans			$ 11	$ 15
Interest rate risk [Member] | US dollar fixed loans [Member] | Fixed interest rate [member] | Long Term Debt1 | Over 5 years [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		2.885%		2.885%
U.S. Dollar Fixed Loans				$ 4
Interest rate risk [Member] | US dollar fixed loans [Member] | Fixed interest rate [member] | Fair Value [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans	₱ 3,104	₱ 3,813	$ 62	$ 77
Interest rate risk [Member] | Issuance Cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans | ₱	525	631
Interest rate risk [Member] | Issuance Cost [Member] | Fixed interest rate [member] | Long Term Debt1 | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans | ₱	335	303
Interest rate risk [Member] | Issuance Cost [Member] | Floating interest rate [member] | Long Term Debt1 | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans | ₱	₱ 170	₱ 286
Interest Rates, description	—	—
Interest rate risk [Member] | Issuance Cost [Member] | Floating interest rate [member] | Long Term Debt1 | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans | ₱	₱ 14	₱ 18
Interest Rates, description	—	—
Interest rate risk [Member] | Issuance Cost [Member] | U S Dollar Notes | Fixed interest rate [member] | Long Term Debt1 | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans | ₱		₱ 4
Interest rate risk [Member] | Issuance Cost [Member] | US dollar fixed loans [Member] | Fixed interest rate [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans | ₱	₱ 6	20
Interest rate risk [Member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans | ₱	172,611	185,032
Interest rate risk [Member] | Costs [Member] | Investment in debt securities and other long term investments [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets | ₱	100	348
Interest rate risk [Member] | Costs [Member] | Investment in debt securities and other long term investments [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets | ₱	150	352
Interest rate risk [Member] | Costs [Member] | Cash in bank [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets | ₱	1,465	850
Interest rate risk [Member] | Costs [Member] | Cash in bank [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets | ₱	4,468	3,652
Interest rate risk [Member] | Costs [Member] | Cash in bank [Member] | Other Currencies
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets | ₱	9	22
Interest rate risk [Member] | Costs [Member] | Temporary cash investments [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets | ₱	20,063	18,239
Interest rate risk [Member] | Costs [Member] | Temporary cash investments [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets | ₱	6,491	14,099
Interest rate risk [Member] | Costs [Member] | Short term investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets | ₱	33,820	40,300
Interest rate risk [Member] | Costs [Member] | Short term investments [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total Financial Assets | ₱	1,074	2,738
Interest rate risk [Member] | Costs [Member] | Fixed interest rate [member] | Long Term Debt1 | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans | ₱	129,398	118,578
Interest rate risk [Member] | Costs [Member] | Floating interest rate [member] | Long Term Debt1 | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans | ₱	₱ 31,988	₱ 43,124
Interest Rates, description	—	—
Interest rate risk [Member] | Costs [Member] | Floating interest rate [member] | Long Term Debt1 | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans | ₱	₱ 8,181	₱ 8,262
Interest Rates, description	—	—
Interest rate risk [Member] | Costs [Member] | U S Dollar Notes | Fixed interest rate [member] | Long Term Debt1 | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans | ₱		₱ 11,362
Interest rate risk [Member] | Costs [Member] | US dollar fixed loans [Member] | Fixed interest rate [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
U.S. Dollar Fixed Loans | ₱	₱ 3,044	₱ 3,706